Other current liabilities	12 Months Ended
Mar. 31, 2021
Other Current Liabilities
Other current liabilities

38. Other current liabilities

	March 31,
	2020	2021
Advance from customers	774,673	537,002
Statutory liabilities	86,519	106,317
Other liabilities	99,458	100,113
Deferred Consideration	-	38,858
Total	960,650	782,290

Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)